Employee Benefits - Summary of Expense Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Current service cost	$ 56,223	$ 58,537
Net interest cost	2,602	(245)
Plan administration expenses	1,981	1,667
Net settlement	0	57
Pension expense	60,806	60,016
Actual return on plan assets	9,004	20,025
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	474	382
Net interest cost	630	537
Plan administration expenses	0	44
Net settlement	0	28
Pension expense	1,104	991
Actual return on plan assets	201	85
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	55,749	58,155
Net interest cost	1,972	(782)
Plan administration expenses	1,981	1,623
Net settlement	0	29
Pension expense	59,702	59,025
Actual return on plan assets	$ 8,803	$ 19,940